UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22668

ETF Series Solutions
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Kristina Nelson
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-5346
Registrant's telephone number, including area code

Date of fiscal year end: February 28

Date of reporting period:  August 31, 2019

Item 1. Reports to Stockholders.

Semi-Annual Report
August 31, 2019

PPTY – U.S. DIVERSIFIED REAL ESTATE ETF
Ticker: PPTY

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the Fund’s reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

PPTY – U.S. DIVERSIFIED REAL ESTATE ETF

PPTY – U.S. DIVERSIFIED REAL ESTATE ETF

Dear Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the PPTY – U.S. Diversified Real Estate ETF (“PPTY” or the “Fund”). The following information pertains to the fiscal period of March 1, 2019 through August 31, 2019 (the “Period”). The Fund seeks to track the performance, before fees and expenses, of the USREX – U.S. Diversified Real Estate Index (the “Index”). The Index is a rules-based strategy that seeks to provide exposure to U.S. real estate equity securities taking into account real estate fundamentals such as property type, geographic location and leverage.

The Fund had positive performance during the fiscal Period ending on August 31, 2019. The market price for PPTY increased 10.31% and the NAV increased 10.58%, while the MSCI US REIT Index, a real estate market index, gained 9.57% over the same Period. The Fund’s Index returned 10.90%. The return of the S&P 500 for the Period was 6.15%. Meanwhile, outstanding shares ended the Period at 3,700,000.

For the Period, the largest positive contributor to return was Equinix, Inc. (EQIX US), adding 0.95% to the return of the Fund, gaining 32.61% with an average weighting of 3.29%. The second largest contributor to return was PS Business Parks, Inc. (PSB US), adding 0.81% to the return of the Fund, gaining 23.64% with an average weighting of 3.58%. The third largest contributor to return was Prologis, Inc. (PLD US), adding 0.73% to the return of the Fund, gaining 21.04% with an average weighting of 3.62%.

For the Period, the largest negative contributor to return was Simon Property Group, Inc. (SPG US), detracting 0.37% from the return of the Fund, declining 15.64% with an average weighting of 1.96%. The security contributing second-most negatively was Cousins Properties, Inc. (CUZ US), detracting 0.22% from the return of the Fund, and declining 7.47% with an average weighting of 1.00%. The third largest negative contributor to return was The Macerich Company (MAC US), detracting 0.15% from the return of the Fund, and declining 31.65% with an average weight of 0.44%.

For the Period, the best performing security in the Fund was CyrusOne, Inc. (CONE US), gaining 49.89% and contributing 0.41% to the return of the Fund. The second-best performing security for the Period was Equinix, Inc. (EQIX US), gaining 32.61% and contributing 0.95% to the return of the Fund. The third-best performing security was Sun Communities, Inc. (SUI US), gaining 31.74% for the Period and contributing 0.31% to the return of the Fund.

For the Period, the worst performing security in the Fund was Tanger Factory Outlet Centers, Inc. (SKT US), declining 31.79% and reducing the return of the Fund by 0.03%. The second-worst performing security in the Fund was The Macerich Company (MAC US), declining 31.65% and reducing the return of the Fund by 0.15%. The third-worst performing security in the Fund was Park Hotels & Resorts, Inc. (PK US), declining 22.27% and reducing the return of the Fund by 0.10%.

Sincerely,
Deborah K. Kimery, CFA
Chief Executive Officer, Vident Advisory, LLC

PPTY – U.S. DIVERSIFIED REAL ESTATE ETF

Must be preceded or accompanied by the most recent prospectus.

Past performance is not a guarantee of future results.

Investments involve risk. Principal loss is possible. The Fund has the same risks as the underlying securities traded on the exchange throughout the day at market price. The Fund is a diversified management investment company with no operating history. As a result, prospective investors have no track record or history on which to base their investment decision. The Fund’s investments will be concentrated in an industry or group of industries to the extent the Index is so concentrated, and the Index is expected to be concentrated in real estate-related industries. The composition of the Index is heavily dependent on a proprietary quantitative model as well as information and data supplied by third parties (“Models and Data”). The Fund is expected to invest substantially all of its assets in real estate-related companies. Investments in real estate companies involve unique risks. Real estate companies, including REITs, may have limited financial resources, may trade less frequently and in limited volume, and may be more volatile than other securities. The risks of investing in real estate companies include certain risks associated with the direct ownership of real estate and the real estate industry in general. Securities in the real estate sector are subject to the risk that the value of their underlying real estate may go down. As with all ETFs, shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of shares will approximate the Fund’s NAV, there may be times when the market price of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of shares or during periods of market volatility. The equity securities of smaller companies have historically been subject to greater investment risk than securities of larger companies.

The PPTYX – U.S. Diversified Real Estate Index is constructed beginning with the universe of U.S.-listed equity securities with a market capitalization of at least $750 million and meeting certain liquidity thresholds (the “Equity Universe”). Companies in the Equity Universe are then screened to keep only those that derive at least 85% of their income from ownership or management of real property. Companies that meet this criterion are then screened to remove companies that are externally managed or that have a low percentage of their shares directly or indirectly available to the public. The companies remaining after the above screens will constitute the Index. The Index is designed to ensure diversification by property type and by location, while favoring companies with prudent leverage (i.e., the debt-to-enterprise value ratio of real estate investments), all subject to a maximum individual security weighting of 4% at the time of each reconstitution of the Index. The Index is expected to be primarily composed of companies that qualify as real estate investment trusts (“REITs”), but may also include real estate companies that do not qualify as REITs.

The MSCI US REIT Index is a free float-adjusted market capitalization weighted index that is comprised of equity Real Estate Investment Trusts (REITs). The index is based on the MSCI USA Investable Market Index (IMI), its parent index, which captures the large, mid and small cap segments of the USA market. With 149 constituents, it represents about 99% of the US REIT universe and securities are classified under the Equity REITs Industry (under the Real Estate Sector) according to the Global Industry Classification Standard (GICS®), have core real estate exposure (i.e., only selected Specialized REITs are eligible) and carry REIT tax status.

The Standard & Poor’s 500 Index (S&P 500) is an unmanaged index containing common stocks of 500 industrial, transportation, utility, and financial companies, regarded as generally representative of the U.S. stock market. The index return reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. You cannot invest directly in an index.

Fund holdings and sector allocations are subject to change at any time and are not a recommendation to buy or sell any security. Please see the Schedule of Investments for a complete list of Fund holdings.

Opinions expressed are those of the Fund manager and are subject to change, are not guaranteed and should not be considered investment advice.

Quasar Distributors, LLC, distributor.

PPTY – U.S. DIVERSIFIED REAL ESTATE ETF

PORTFOLIO ALLOCATION
As of August 31, 2019 (Unaudited)

	Percentage of
Investment Type	Net Assets
Common Stocks (excluding Real Estate Investment Trusts (“REITs”))	4.0%
Common Stocks – Real Estate Investment Trusts (“REITs”)	95.8%
Short-term Investments	0.2%
Other Assets in Excess of Liabilities	0.0	%(a)
Total	100.0%

(a)	Less than 0.05%

PPTY – U.S. DIVERSIFIED REAL ESTATE ETF

SCHEDULE OF INVESTMENTS
August 31, 2019 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS – 99.8%

	Health Care Facilities – 0.2%
3,459	National HealthCare Corporation	$279,487

	Hotels, Resorts & Cruise Lines – 3.8%
4,593	Choice Hotels International, Inc.	417,871
9,612	Extended Stay America, Inc.	135,049
13,655	Hilton Worldwide Holdings, Inc.	1,261,312
6,704	Hyatt Hotels Corporation – Class A	483,694
14,240	Marriott International, Inc.	1,795,094
7,835	Wyndham Hotels & Resorts, Inc.	402,562
		4,495,582
	Diversified REITs – 10.1%
7,119	Alexander & Baldwin, Inc.	162,954
38,262	American Assets Trust, Inc.	1,792,957
6,824	Armada Hoffler Properties, Inc. – Class A	118,328
49,215	Empire State Realty Trust, Inc. – Class A	691,963
25,636	Essential Properties Realty Trust, Inc.	582,194
11,805	Lexington Realty Trust	122,654
26,999	Liberty Property Trust	1,407,188
16,872	PS Business Parks, Inc.	3,030,380
222,179	VEREIT, Inc.	2,166,245
4,140	Washington Real Estate Investment Trust	109,669
18,435	WP Carey, Inc.	1,655,463
		11,839,995
	Health Care REITs – 7.6%
14,432	CareTrust REIT, Inc.	343,337
6,832	Community Healthcare Trust, Inc.	291,316
31,617	HCP, Inc.	1,097,426
13,661	Healthcare Realty Trust, Inc.	453,955
19,940	Healthcare Trust of America, Inc.	565,498
7,339	LTC Properties, Inc.	358,143
17,953	Medical Properties Trust, Inc.	333,746
5,223	National Health Investors, Inc.	433,300
18,769	Omega Healthcare Investors, Inc.	763,523
24,692	Physicians Realty Trust	427,665
5,512	Sabra Health Care REIT, Inc.	119,169

The accompanying notes are an integral part of these financial statements.

PPTY – U.S. DIVERSIFIED REAL ESTATE ETF

SCHEDULE OF INVESTMENTS
August 31, 2019 (Unaudited) (Continued)

Shares	Security Description	Value
COMMON STOCKS – 99.8% (Continued)

	Health Care REITs – 7.6% (Continued)
21,979	Ventas, Inc.	$1,613,040
22,893	Welltower, Inc.	2,050,298
		8,850,416
	Hotel & Resort REITs – 3.0%
24,589	Apple Hospitality REIT, Inc.	391,703
6,126	Chatham Lodging Trust	101,630
10,909	Chesapeake Lodging Trust	280,907
32,482	DiamondRock Hospitality Company	307,605
40,573	Host Hotels & Resorts, Inc.	650,791
17,973	Park Hotels & Resorts, Inc.	423,264
4,188	Pebblebrook Hotel Trust	112,950
6,521	RLJ Lodging Trust	105,705
5,330	Ryman Hospitality Properties, Inc.	424,588
9,951	Summit Hotel Properties, Inc.	111,053
25,437	Sunstone Hotel Investors, Inc.	334,242
15,852	Xenia Hotels & Resorts, Inc.	320,369
		3,564,807
	Industrial REITs – 12.9%
3,464	Americold Realty Trust	126,159
50,708	Duke Realty Corporation	1,687,055
10,116	EastGroup Properties, Inc.	1,259,644
30,800	First Industrial Realty Trust, Inc.	1,199,660
1,092	Innovative Industrial Properties, Inc.	97,363
78,009	Monmouth Real Estate Investment Corporation	1,023,478
49,956	Prologis, Inc.	4,177,321
6,570	Rexford Industrial Realty, Inc.	290,328
61,538	STAG Industrial, Inc. – Class A	1,789,525
69,842	Terreno Realty Corporation	3,531,212
		15,181,745
	Office REITs – 16.5%
10,429	Alexandria Real Estate Equities, Inc.	1,562,681
14,451	Boston Properties, Inc.	1,855,797
7,764	Brandywine Realty Trust	111,413
33,318	Columbia Property Trust, Inc.	712,672

The accompanying notes are an integral part of these financial statements.

PPTY – U.S. DIVERSIFIED REAL ESTATE ETF

SCHEDULE OF INVESTMENTS
August 31, 2019 (Unaudited) (Continued)

Shares	Security Description	Value
COMMON STOCKS – 99.8% (Continued)

	Office REITs – 16.5% (Continued)
38,509	Corporate Office Properties Trust	$1,112,525
24,174	Cousins Properties, Inc.	838,838
25,242	Douglas Emmett, Inc.	1,065,212
103,090	Easterly Government Properties, Inc.	2,118,500
37,748	Equity Commonwealth	1,270,598
39,551	Highwoods Properties, Inc.	1,708,999
50,445	Hudson Pacific Properties, Inc.	1,715,130
4,292	JBG SMITH Properties	164,212
18,236	Kilroy Realty Corporation	1,419,855
4,833	Mack-Cali Realty Corporation	98,448
8,252	Paramount Group, Inc.	108,761
112,323	Piedmont Office Realty Trust, Inc.	2,217,257
1,256	SL Green Realty Corporation	100,756
20,494	Vornado Realty Trust	1,239,272
		19,420,926
	Residential REITs – 22.1%
12,204	American Campus Communities, Inc.	567,242
102,229	American Homes 4 Rent – Class A	2,615,018
49,895	Apartment Investment & Management Company	2,544,645
20,083	AvalonBay Communities, Inc.	4,268,843
16,698	Camden Property Trust	1,807,559
9,095	Equity LifeStyle Properties, Inc.	1,225,278
44,695	Equity Residential	3,788,348
5,658	Essex Property Trust, Inc.	1,817,689
7,627	Invitation Homes, Inc.	219,353
28,173	Mid-America Apartment Communities, Inc.	3,568,956
8,900	Sun Communities, Inc.	1,315,420
46,607	UDR, Inc.	2,245,525
		25,983,876
	Retail REITs – 13.5%
40,215	Acadia Realty Trust	1,099,880
4,723	Agree Realty Corporation	352,761
1,902	Alexander’s, Inc.	718,138
6,213	Brixmor Property Group, Inc.	114,506
13,153	Federal Realty Investment Trust	1,699,499

The accompanying notes are an integral part of these financial statements.

PPTY – U.S. DIVERSIFIED REAL ESTATE ETF

SCHEDULE OF INVESTMENTS
August 31, 2019 (Unaudited) (Continued)

Shares	Security Description	Value
COMMON STOCKS – 99.8% (Continued)

	Retail REITs – 13.5% (Continued)
22,752	Getty Realty Corporation	$722,604
32,783	Kimco Realty Corporation	602,552
16,760	National Retail Properties, Inc.	941,074
18,825	Realty Income Corporation	1,389,473
18,788	Regency Centers Corporation	1,212,014
71,249	Retail Opportunity Investments Corporation	1,247,570
52,904	Retail Properties of America, Inc.	600,989
9,673	RPT Realty	115,109
1,871	Saul Centers, Inc.	93,980
2,858	Seritage Growth Properties – Class A	111,719
15,603	Simon Property Group, Inc.	2,323,910
29,528	SITE Centers Corporation	409,258
16,159	Spirit Realty Capital, Inc.	774,662
6,872	Tanger Factory Outlet Centers, Inc.	97,170
3,439	The Macerich Company	98,115
6,711	Urban Edge Properties	117,510
21,150	Urstadt Biddle Properties, Inc.	443,939
20,580	Weingarten Realty Investors	545,164
		15,831,596
	Specialized REITs – 10.1%
7,182	CoreSite Realty Corporation	834,405
9,427	CubeSmart	338,335
17,292	CyrusOne, Inc.	1,270,270
22,160	Digital Realty Trust, Inc.	2,739,641
6,620	Equinix, Inc.	3,682,573
4,852	Extra Space Storage, Inc.	591,556
2,870	Life Storage, Inc.	304,105
3,987	National Storage Affiliates Trust	133,405
4,324	Public Storage	1,144,736
16,675	QTS Realty Trust, Inc. – Class A	818,076
		11,857,102
	TOTAL COMMON STOCKS
	(Cost $102,268,035)	117,305,532

The accompanying notes are an integral part of these financial statements.

PPTY – U.S. DIVERSIFIED REAL ESTATE ETF

SCHEDULE OF INVESTMENTS
August 31, 2019 (Unaudited) (Continued)

Shares	Security Description	Value
SHORT-TERM INVESTMENTS – 0.2%

	Money Market Funds – 0.2%
190,114	First American Government
	Obligations Fund Class X, 2.025%(a)	$190,114
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $190,114)	190,114
	TOTAL INVESTMENTS – 100.0%
	(Cost $102,458,149)	117,495,646
	Other Assets in Excess of Liabilities – 0.0%(b)	57,922
	NET ASSETS – 100.0%	$117,553,568

Percentages are stated as a percent of net assets.
(a)	Annualized seven-day yield as of August 31, 2019.
(b)	Less than 0.05%.
REIT – Real Estate Investment Trust

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bank Global Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

PPTY – U.S. DIVERSIFIED REAL ESTATE ETF

STATEMENT OF ASSETS AND LIABILITIES
August 31, 2019 (Unaudited)

ASSETS
Investments in Securities, at Value*	$117,495,646
Interest and Dividends Receivable	110,587
Total Assets	117,606,233

LIABILITIES
Management Fees Payable	52,665
Total Liabilities	52,665

NET ASSETS	$117,553,568

NET ASSETS CONSIST OF:
Paid-in Capital	$101,576,633
Total Distributable Earnings (Accumulated Deficit)	15,976,935
Net Assets	$117,553,568

Net Asset Value (unlimited shares authorized):
Net Assets	$117,553,568
Shares Outstanding (No Par Value)	3,700,000
Net Asset Value, Offering and Redemption Price per Share	$31.77
* Identified Cost:
Investments in Securities	$102,458,159

The accompanying notes are an integral part of these financial statements.

PPTY – U.S. DIVERSIFIED REAL ESTATE ETF

STATEMENT OF OPERATIONS
For the Period Ended August 31, 2019 (Unaudited)

INVESTMENT INCOME
Dividends	$1,918,644
Interest	1,155
Total Investment Income	1,919,799

EXPENSES
Management Fees	300,512
Total Expenses	300,512
Net Investment Income	1,619,287

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments in Securities	1,382,572
Net Change in Unrealized Appreciation (Depreciation) of:
Investments in Securities	8,165,125
Net Realized and Unrealized Gain (Loss) on Investments	9,547,697
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$11,166,984

The accompanying notes are an integral part of these financial statements.

PPTY – U.S. DIVERSIFIED REAL ESTATE ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	August 31, 2019	Period Ended
	(Unaudited)	February 28, 2019(a)
OPERATIONS
Net Investment Income (Loss)	$1,619,287	$1,473,527
Net Realized Gain (Loss) on Investments	1,382,572	2,235,186
Change in Unrealized
Appreciation (Depreciation) of Investments	8,165,125	6,872,372
Net Increase (Decrease) in Net Assets
Resulting from Operations	11,166,984	10,581,085

DISTRIBUTIONS TO SHAREHOLDERS
Net Distributions to Shareholders	(1,920,834)	(1,671,135)
Total Distributions to Shareholders	(1,920,834)	(1,671,135)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	13,949,160	111,926,795
Payments for Shares Redeemed	(10,856,850)	(15,621,665)
Transaction Fees (Note 6)	—	28
Net Increase (Decrease) in Net Assets Derived
from Capital Share Transactions(b)	3,092,310	96,305,158
Net Increase (Decrease) in Net Assets	$12,338,460	$105,215,108

NET ASSETS
Beginning of period	$105,215,108	$—
End of Period	$117,553,568	$105,215,108

(a)	The Fund commenced operations on March 26, 2018. The information presented is for the period from March 26, 2018 to February 28, 2019.
(b)	Summary of capital transactions is as follows:

	Period Ended
	August 31, 2019	Period Ended
	(Unaudited)	February 28, 2019(a)
	Shares	Shares
Shares Sold	450,000	4,150,000
Shares Redeemed	(350,000)	(550,000)
Net Increase	100,000	3,600,000

The accompanying notes are an integral part of these financial statements.

PPTY – U.S. DIVERSIFIED REAL ESTATE ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period

	Period Ended
	August 31, 2019		Period Ended
	(Unaudited)		February 28, 2019(a)
Net Asset Value, Beginning of Period	$29.23		$25.00

INCOME FROM
INVESTMENT OPERATIONS:
Net Investment Income (Loss)(b)	0.44		0.58
Net Realized and Unrealized
Gain (Loss) on Investments	2.62		4.21
Total from Investment Operations	3.06		4.79

LESS DISTRIBUTIONS:
From Net Investment Income	(0.52)		(0.48)
From Return of Capital	—		(0.08)
Total Distributions	(0.52)		(0.56)
Transaction Fees (See Note 6)	—		—	(c)
Net Asset Value, End of Period	$31.77		$29.23
Total Return	10.58	%(d)	19.32	%(d)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$117,554		$105,215

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.53	%(e)	0.53	%(e)
Net Investment Income to Average Net Assets	2.85	%(e)	2.26	%(e)
Portfolio Turnover Rate(f)	10	%(d)	22	%(d)

(a)	Commencement of operations on March 26, 2018.
(b)	Calculated based on average shares outstanding during the period.
(c)	Less than $0.005.
(d)	Not annualized.
(e)	Annualized.
(f)	Excludes impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

PPTY – U.S. DIVERSIFIED REAL ESTATE ETF

NOTES TO FINANCIAL STATEMENTS
August 31, 2019 (Unaudited)

NOTE 1 – ORGANIZATION

PPTY – U.S. Diversified Real Estate ETF (the “Fund”) is a diversified series of ETF Series Solutions (“ESS”) or (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund seeks to track the performance, before fees and expenses, of the USREX – U.S. Diversified Real Estate Index (the “Index”). The Fund commenced operations on March 26, 2018.

The end of the reporting period for the Fund is August 31, 2019, and the period covered by these Notes to Financial Statements is the six-month period ended August 31, 2019 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services – Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market®, and Nasdaq Capital Market® exchanges (collectively “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

PPTY – U.S. DIVERSIFIED REAL ESTATE ETF

NOTES TO FINANCIAL STATEMENTS
August 31, 2019 (Unaudited) (Continued)

Short-term securities, including repurchase agreements, that have maturities of less than 60 days at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of the shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

PPTY – U.S. DIVERSIFIED REAL ESTATE ETF

NOTES TO FINANCIAL STATEMENTS
August 31, 2019 (Unaudited) (Continued)

The following is a summary of the inputs used to value the Fund’s investments as of the end of the current fiscal period:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$117,305,532	$—	$—	$117,305,532
Short-Term Investments	190,114	—	—	190,114
Total Investments
in Securities	$117,495,646	$—	$—	$117,495,646

^ See Schedule of Investments for industry breakouts.

As of the end of the current fiscal period, the Fund did not recognize any transfers into or out of Level 3.

B.
Security Transactions and Investment Income.  Investment securities transactions are accounted for on the trade date. Gains and losses realized from sales of securities are determined on a specific identification basis.  Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations. Interest income is recorded on an accrual basis.

Distributions received from a Fund’s investments in Real Estate Investment Trust (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Fund must use estimates in reporting the character of their income and distributions for financial statement purposes. The actual character of distributions to the Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by a Fund’s shareholders may represent a return of capital.

C.
Federal Income Taxes. The Fund’s policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders.  Therefore, no federal income tax provision is required.  The Fund plans to file U.S. Federal and various state and local tax returns. The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained.  Management has analyzed the Fund’s uncertain tax positions and conclude that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.  Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.  Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

PPTY – U.S. DIVERSIFIED REAL ESTATE ETF

NOTES TO FINANCIAL STATEMENTS
August 31, 2019 (Unaudited) (Continued)

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statement of Operations. During the current fiscal period, the Fund did not incur any interest or penalties.

D.
Distributions to Shareholders. Distributions to shareholders from net investment income for the Fund are declared and paid at least on a quarterly basis and distributions from net realized gains on securities are normally declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

E.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

F.
Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund. The Fund’s shares will not be priced on the days on which the New York Stock Exchange, Inc. (“NYSE”) is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s NAV per share.

G.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss to be remote.

H.
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. These timing differences are primarily due to differing book and tax treatments for in-kind transactions. For the period ended February 28, 2019, following table shows the reclassifications made:

Distributable Earnings
(Accumulated Deficit)	Paid-In Capital
$(2,179,165)	$2,179,165

During the period ended February 28, 2019, the Fund realized $2,179,165 in net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated deficit) to paid-in capital.

PPTY – U.S. DIVERSIFIED REAL ESTATE ETF

NOTES TO FINANCIAL STATEMENTS
August 31, 2019 (Unaudited) (Continued)

I.
Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period, that materially impacted the amounts or disclosures in the Fund’s financial statements.

J.
Accounting Pronouncement. In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management has evaluated the impact of these changes and has adopted the disclosure framework.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Vident Advisory, LLC (the “Adviser”) serves as the investment adviser to the Fund, and is a wholly-owned subsidiary of Vident Financial LLC, the Index Provider (“Vident Financial”). Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Fund except for the fee paid to the Adviser pursuant to this Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”). The Adviser may delegate its responsibility to pay some or all expenses incurred by the Funds, except for Excluded Expenses, to one or more third parties, including but not limited to, Vident Investment Advisory, LLC (the “Sub-Adviser”), a wholly-owned subsidiary of Vident Financial. For its services, the Sub-Adviser is paid a fee by the Adviser, which is calculated daily and paid monthly, at an annual rate based on the average daily net asset of each Fund. For services provided to the Fund, the Fund paid the Adviser 0.53% at an annual rate based on the Fund’s average daily net assets.

PPTY – U.S. DIVERSIFIED REAL ESTATE ETF

NOTES TO FINANCIAL STATEMENTS
August 31, 2019 (Unaudited) (Continued)

U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; monitors the activities of the Fund’s Custodian, transfer agent and accountants. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s Custodian.

Quasar Distributors, LLC, (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator.

A Trustee and all officers of the Trust are affiliated with the Administrator, Distributor, and Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the current fiscal period, purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, were as follows:

Purchases	Sales
$11,551,159	$11,905,331

For the current fiscal period, in-kind transactions associated with creations and redemptions were as follows:

Purchases	Sales
$13,934,410	$10,828,152

There were no purchases or sales of U.S. Government securities in the Fund during the current fiscal period.

NOTE 5 – INCOME TAX INFORMATION

The components of tax basis cost of investments and net unrealized appreciation for federal income tax purposes as of February 28, 2019 in the Fund, were as follows:

Tax cost of investments	$98,527,091
Gross tax unrealized appreciation	$8,206,140
Gross tax unrealized depreciation	(1,694,536)
Net tax unrealized appreciation (depreciation)	6,511,604
Undistributed ordinary income	59,157
Undistributed long-term capital gain	204,835
Accumulated gain (loss)	263,992
Other accumulated gain (loss)	(44,811)
Distributable earnings (accumulated deficit)	$6,730,785

The difference between book and tax-basis cost is attributable to wash sales.

PPTY – U.S. DIVERSIFIED REAL ESTATE ETF

NOTES TO FINANCIAL STATEMENTS
August 31, 2019 (Unaudited) (Continued)

As of February 28, 2019, the Fund deferred, on a tax basis, post-October losses or later-year ordinary losses of:

Late Year Ordinary	Post October Capital
Loss Deferral	Loss Deferral
$—	$44,811

As of February 28, 2019, the Fund did not have any capital loss carryforwards.

The tax character of distributions paid by the Fund during the period ended February 28, 2019 were as follows:

Ordinary Income	Capital Gains
$1,513,527	$157,608

NOTE 6 – SHARE TRANSACTIONS

Shares of the Fund are listed and traded on New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed creation fee for the Fund is $250 payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all costs associated with the order, or another party, such as the Advisor has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Fund for the transaction costs associated with the cash transaction fees. Variable fees received by the Fund, if any, are displayed in the Capital

PPTY – U.S. DIVERSIFIED REAL ESTATE ETF

NOTES TO FINANCIAL STATEMENTS
August 31, 2019 (Unaudited) (Continued)

Shares Transactions section of the Statement of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. Shares of the Fund have equal rights and privileges.

NOTE 7 – BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under section 2(a)(9) of the 1940 Act. As of the end of the current fiscal period, Thrivent Trust Company, as a beneficial owner, owned greater than 25% of the outstanding shares of the Fund.

NOTE 8 – PRINCIPAL RISKS

Concentration Risk. The Fund’s investments will be concentrated in an industry or group of industries to the extent the Index is so concentrated, and the Index is expected to be concentrated in real estate-related industries. Accordingly, the value of shares may rise and fall more than the value of shares that invest in securities of companies in a broader range of industries.

Real Estate Investment Risk. The Fund is expected to invest substantially all of its assets in real estate-related companies. Investments in real estate companies involve unique risks.  Real estate companies, including REITs, may have limited financial resources, may trade less frequently and in limited volume, and may be more volatile than other securities.  The risks of investing in real estate companies include certain risks associated with the direct ownership of real estate and the real estate industry in general. Securities in the real estate sector are subject to the risk that the value of their underlying real estate may go down. Many factors may affect real estate values, including the general and local economies, the amount of new construction in a particular area, the laws and regulations (including zoning and tax laws) affecting real estate, and the costs of owning, maintaining and improving real estate. The availability of mortgages and changes in interest rates may also affect real estate values. Real estate companies are also subject to heavy cash flow dependency, defaults by borrowers, and self-liquidation. Because the Fund invests primarily in real estate companies, its performance will be especially sensitive to developments that significantly affect real estate companies.

PPTY – U.S. DIVERSIFIED REAL ESTATE ETF

EXPENSE EXAMPLE
For the Six Months Ended August 31, 2019 (Unaudited)

As a shareholder of the Fund you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period (March 1, 2019 – August 31, 2019).

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  If these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account Value	Account Value	Expenses
	March 1,	August 31,	Paid During	Annualized
	2019	2019	the Period(a)	Expense Ratio
Actual	$1,000.00	$1,105.80	$2.81	0.53%
Hypothetical
(5% annual return
before expenses)	$1,000.00	$1,022.53	$2.70	0.53%

(a)
The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio multiplied by the average account value during the period, multiplied by 184/365, to reflect the six-month period.

PPTY – U.S. DIVERSIFIED REAL ESTATE ETF

FEDERAL TAX INFORMATION
(Unaudited)

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal year ended February 28, 2019, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The percentage of dividends declared from ordinary income designated as qualified dividend income was 11.55%.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended February 28, 2019 was 9.20%.

SHORT TERM CAPITAL GAIN

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the fiscal year ended February 28, 2019 was 6.43%.

INFORMATION ABOUT PORTFOLIO HOLDINGS
(Unaudited)

The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Fund’s Part of Form N-PORT is available without charge, upon request, by calling toll-free at (800) 617-0004. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on its website at www.videntfinancialsolutions.com daily.

INFORMATION ABOUT PROXY VOTING
(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.videntfinancialsolutions.com.

Information regarding how the Fund voted proxies relating to portfolio securities during the twelve-months ending June 30 is (1) available by calling toll-free at (800) 617-0004 and (2) the SEC’s website at www.sec.gov.

PPTY – U.S. DIVERSIFIED REAL ESTATE ETF

INFORMATION ABOUT THE TRUSTEES
(Unaudited)

The SAI includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling (800) 617-0004 or by accessing the SEC’s website at www.sec.gov or by accessing the Fund’s website at www.videntfinancialsolutions.com.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(Unaudited)

Information regarding how often shares of the Fund trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available, without charge, on the Fund’s website at www.videntfinancialsolutions.com.

(This Page Intentionally Left Blank.)

Adviser
Vident Advisory, LLC
1125 Sanctuary Parkway, Suite 515
Alpharetta, Georgia 30009

Index Provider
Vident Financial, LLC
1125 Sanctuary Parkway, Suite 515
Alpharetta, Georgia 30009

Distributor
Quasar Distributors, LLC
777 East Wisconsin Avenue, 6th Floor
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, DC 20004-2541

PPTY – U.S. Diversified Real Estate ETF
Symbol – PPTY
CUSIP – 26922A511

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/principal executive officer and Assistant Treasurer/ Principal financial officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  ETF Series Solutions

By (Signature and Title)*    /s/Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date    November 5, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date    November 5, 2019

By (Signature and Title)*    /s/Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date    November 5, 2019

* Print the name and title of each signing officer under his or her signature.